Intangible assets other than goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	$ 125,618,666	$ 118,964,142
Additions (1)	9,015,090	7,893,236
Additions for business combinations (cost) (1)	962,619	393,946
Divestitures (cost)	(81,714)
Amortization of year	(2,502,684)	(3,463,144)
Conversion effect	(14,803,196)	(12,670,322)
Others increase (decreased) (2)	9,562,546	14,286,108
Changes	2,638,775	6,654,524
As of December	128,257,441	125,618,666
Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	106,358,718	104,487,137
Additions (1)	0	0
Additions for business combinations (cost) (1)	962,619	393,946
Divestitures (cost)	0
Amortization of year	0	0
Conversion effect	(13,918,619)	(12,069,829)
Others increase (decreased) (2)	9,245,717	13,547,464
Changes	(3,710,283)	1,871,581
As of December	102,648,435	106,358,718
Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	15,848,334	11,271,441
Additions (1)	9,015,090	7,624,915
Additions for business combinations (cost) (1)	0	0
Divestitures (cost)	(81,714)
Amortization of year	(2,408,529)	(3,363,211)
Conversion effect	(713,228)	(478,931)
Others increase (decreased) (2)	230,951	605,356
Changes	6,425,851	4,576,893
As of December	22,274,185	15,848,334
Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	3,199,349	2,942,512
Additions (1)	0	268,321
Additions for business combinations (cost) (1)	0	0
Divestitures (cost)	0
Amortization of year	0	0
Conversion effect	0	0
Others increase (decreased) (2)	0	0
Changes	0	256,837
As of December	3,199,349	3,199,349
Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	212,265	263,052
Additions (1)	0	0
Additions for business combinations (cost) (1)	0	0
Divestitures (cost)	0
Amortization of year	(94,155)	(99,933)
Conversion effect	(171,349)	(121,562)
Others increase (decreased) (2)	85,878	133,288
Changes	(76,793)	(50,787)
As of December	135,472	212,265
Gross carrying amount [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	153,312,139	143,420,655
Divestitures (cost)		(11,484)
As of December	157,967,484	153,312,139
Gross carrying amount [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	106,358,718	104,487,137
Divestitures (cost)		0
As of December	102,648,435	106,358,718
Gross carrying amount [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	42,908,693	35,157,353
Divestitures (cost)		0
As of December	51,359,792	42,908,693
Gross carrying amount [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	3,199,349	2,942,512
Divestitures (cost)		(11,484)
As of December	3,199,349	3,199,349
Gross carrying amount [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	845,379	833,653
Divestitures (cost)		0
As of December	759,908	845,379
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(27,693,473)	(24,456,513)
Divestitures (cost)	68,545
Effect of conversion (amortization)	417,569	226,184
As of December	(29,710,043)	(27,693,473)
Accumulated depreciation and amortisation [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	0	0
Divestitures (cost)	0
Effect of conversion (amortization)	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(27,060,359)	(23,885,912)
Divestitures (cost)	68,545
Effect of conversion (amortization)	314,736	188,764
As of December	(29,085,607)	(27,060,359)
Accumulated depreciation and amortisation [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	0	0
Divestitures (cost)	0
Effect of conversion (amortization)	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(633,114)	(570,601)
Divestitures (cost)	0
Effect of conversion (amortization)	102,833	37,420
As of December	$ (624,436)	$ (633,114)